Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
July 31, 2022
MCX-NPRT1-0922
1.929304.110
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	603,077	15,625,725
Lumen Technologies, Inc.	2,529,798	27,549,500
		43,175,225
Entertainment - 1.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	1,272,599	18,529,041
Electronic Arts, Inc.	690,405	90,601,848
Live Nation Entertainment, Inc. (a)	379,340	35,654,167
Madison Square Garden Sports Corp. (a)	46,678	7,178,143
Playtika Holding Corp. (a)	254,538	3,123,181
Roblox Corp. (a)(b)	1,084,112	46,540,928
Roku, Inc. Class A (a)	294,924	19,323,420
Spotify Technology SA (a)	344,755	38,964,210
Take-Two Interactive Software, Inc. (a)	390,035	51,769,346
Warner Bros Discovery, Inc. (a)	5,810,540	87,158,100
World Wrestling Entertainment, Inc. Class A (b)	105,987	7,345,959
		406,188,343
Interactive Media & Services - 0.8%
IAC (a)	191,547	13,120,970
Match Group, Inc. (a)	701,653	51,438,181
Pinterest, Inc. Class A (a)	1,414,009	27,544,895
TripAdvisor, Inc. (a)	251,464	4,780,331
Twitter, Inc. (a)	1,837,437	76,455,754
Zoominfo Technologies, Inc. (a)	676,824	25,644,861
		198,984,992
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	515,143	5,414,153
Cable One, Inc.	14,651	20,169,739
DISH Network Corp. Class A (a)	616,951	10,716,439
Fox Corp.:
Class A	765,105	25,332,627
Class B	355,989	11,000,060
Interpublic Group of Companies, Inc.	968,211	28,920,463
Liberty Broadband Corp.:
Class A (a)	51,273	5,533,895
Class C (a)	317,550	34,590,722
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	495,275	33,564,787
Liberty Media Class A (a)	50,485	3,129,565
Liberty SiriusXM Series A (a)(b)	184,827	7,365,356
Liberty SiriusXM Series C (a)	381,054	15,173,570
News Corp.:
Class A	950,241	16,287,131
Class B	297,516	5,141,076
Nexstar Broadcasting Group, Inc. Class A	95,689	18,024,937
Omnicom Group, Inc.	501,078	34,995,288
Paramount Global:
Class A (b)	22,122	598,179
Class B	1,420,765	33,601,092
Sirius XM Holdings, Inc. (b)	1,746,644	11,667,582
The New York Times Co. Class A	404,893	12,936,331
		334,162,992
TOTAL COMMUNICATION SERVICES		982,511,552
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.5%
Aptiv PLC (a)	665,886	69,844,783
BorgWarner, Inc.	587,983	22,613,826
Gentex Corp.	578,530	16,326,117
Lear Corp.	146,523	22,145,486
QuantumScape Corp. Class A (a)(b)	603,094	6,525,477
		137,455,689
Automobiles - 0.2%
Harley-Davidson, Inc.	331,242	12,524,260
Lucid Group, Inc. Class A (a)(b)	1,309,086	23,890,820
Rivian Automotive, Inc.	438,812	15,051,252
Thor Industries, Inc. (b)	130,303	10,988,452
		62,454,784
Distributors - 0.5%
Genuine Parts Co.	341,937	52,271,909
LKQ Corp.	651,672	35,737,692
Pool Corp.	96,026	34,348,500
		122,358,101
Diversified Consumer Services - 0.3%
ADT, Inc.	514,616	3,756,697
Bright Horizons Family Solutions, Inc. (a)	145,496	13,628,610
Grand Canyon Education, Inc. (a)	78,311	7,523,338
H&R Block, Inc.	404,796	16,175,648
Mister Car Wash, Inc. (a)(b)	194,212	2,252,859
Service Corp. International	380,109	28,302,916
Terminix Global Holdings, Inc. (a)	299,228	13,375,492
		85,015,560
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	570,833	19,065,822
Boyd Gaming Corp.	197,378	10,956,453
Caesars Entertainment, Inc. (a)	505,206	23,082,862
Carnival Corp. (a)(b)	2,357,352	21,357,609
Chipotle Mexican Grill, Inc. (a)	68,536	107,205,382
Choice Hotels International, Inc.	82,869	10,016,376
Churchill Downs, Inc.	89,302	18,735,560
Darden Restaurants, Inc.	306,784	38,191,540
Domino's Pizza, Inc.	88,453	34,683,306
Draftkings Holdings, Inc. (a)(b)	933,125	12,811,806
Expedia, Inc. (a)	372,401	39,493,126
Hilton Worldwide Holdings, Inc.	675,283	86,483,494
Hyatt Hotels Corp. Class A (a)	124,255	10,282,101
Las Vegas Sands Corp. (a)	814,611	30,702,689
Marriott Vacations Worldwide Corp.	100,310	13,734,445
MGM Resorts International	876,360	28,683,263
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,029,816	12,512,264
Penn National Gaming, Inc. (a)	409,019	14,131,606
Planet Fitness, Inc. (a)	207,814	16,377,821
Royal Caribbean Cruises Ltd. (a)	542,442	20,997,930
Six Flags Entertainment Corp. (a)	189,930	4,305,713
Travel+Leisure Co.	206,358	8,896,093
Vail Resorts, Inc.	99,047	23,487,015
Wendy's Co.	425,015	8,938,065
Wyndham Hotels & Resorts, Inc.	222,870	15,469,407
Wynn Resorts Ltd. (a)	261,585	16,605,416
Yum! Brands, Inc.	705,222	86,417,904
		733,625,068
Household Durables - 1.3%
D.R. Horton, Inc.	795,374	62,063,033
Garmin Ltd.	379,668	37,063,190
Leggett & Platt, Inc. (b)	327,621	12,986,896
Lennar Corp.:
Class A	626,629	53,263,465
Class B	36,655	2,488,141
Mohawk Industries, Inc. (a)	129,506	16,638,931
Newell Brands, Inc.	929,566	18,786,529
NVR, Inc. (a)	7,406	32,535,299
PulteGroup, Inc.	582,203	25,395,695
Tempur Sealy International, Inc.	421,816	11,591,504
Toll Brothers, Inc.	270,593	13,307,764
TopBuild Corp. (a)	80,509	17,045,365
Whirlpool Corp.	135,403	23,407,117
		326,572,929
Internet & Direct Marketing Retail - 0.7%
Doordash, Inc. (a)	615,463	42,928,544
eBay, Inc.	1,379,713	67,095,443
Etsy, Inc. (a)	311,399	32,298,304
Lyft, Inc. (a)	754,753	10,460,877
Wayfair LLC Class A (a)(b)	189,716	10,227,590
		163,010,758
Leisure Products - 0.4%
Brunswick Corp.	187,971	15,060,237
Hasbro, Inc.	323,525	25,467,888
Mattel, Inc. (a)	865,570	20,081,224
Peloton Interactive, Inc. Class A (a)(b)	733,401	6,959,975
Polaris, Inc. (b)	139,120	16,315,994
YETI Holdings, Inc. (a)(b)	214,522	10,891,282
		94,776,600
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	523,353	86,541,652
Kohl's Corp.	315,085	9,181,577
Macy's, Inc.	700,781	12,368,785
Nordstrom, Inc. (b)	275,474	6,476,394
Ollie's Bargain Outlet Holdings, Inc. (a)	153,655	9,057,962
		123,626,370
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	150,373	29,115,220
AutoNation, Inc. (a)	97,662	11,596,386
AutoZone, Inc. (a)	48,824	104,355,929
Bath & Body Works, Inc.	588,461	20,913,904
Best Buy Co., Inc.	495,029	38,112,283
Burlington Stores, Inc. (a)	162,136	22,882,254
CarMax, Inc. (a)(b)	395,002	39,318,499
Carvana Co. Class A (a)(b)	256,830	7,486,595
Dick's Sporting Goods, Inc.	136,667	12,790,665
Five Below, Inc. (a)	134,389	17,076,810
Floor & Decor Holdings, Inc. Class A (a)	254,160	20,477,671
GameStop Corp. Class A (b)	661,032	22,481,698
Gap, Inc.	486,987	4,684,815
Leslie's, Inc. (a)(b)	390,023	5,912,749
Lithia Motors, Inc. Class A (sub. vtg.)	70,174	18,615,759
O'Reilly Automotive, Inc. (a)	160,905	113,211,149
Penske Automotive Group, Inc.	67,591	7,738,494
Petco Health & Wellness Co., Inc. (a)(b)	198,139	2,758,095
RH (a)	42,827	11,967,149
Ross Stores, Inc.	850,259	69,092,046
Tractor Supply Co.	275,466	52,746,230
Ulta Beauty, Inc. (a)	126,567	49,223,172
Victoria's Secret & Co. (a)	203,624	7,525,943
Williams-Sonoma, Inc. (b)	171,269	24,734,669
		714,818,184
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	354,391	17,251,754
Carter's, Inc. (b)	96,973	7,901,360
Columbia Sportswear Co.	89,792	6,645,506
Deckers Outdoor Corp. (a)	66,582	20,854,148
Hanesbrands, Inc.	858,165	9,594,285
lululemon athletica, Inc. (a)	275,107	85,423,475
PVH Corp.	165,374	10,239,958
Ralph Lauren Corp.	112,444	11,090,352
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	329,413	12,504,517
Tapestry, Inc.	650,288	21,869,185
Under Armour, Inc.:
Class A (sub. vtg.) (a)	470,672	4,358,423
Class C (non-vtg.) (a)	529,211	4,371,283
VF Corp.	860,907	38,465,325
		250,569,571
TOTAL CONSUMER DISCRETIONARY		2,814,283,614
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	23,251	8,845,378
Brown-Forman Corp.:
Class A	111,825	8,096,130
Class B (non-vtg.)	452,159	33,559,241
Molson Coors Beverage Co. Class B	431,039	25,754,580
		76,255,329
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	395,426	10,617,188
BJ's Wholesale Club Holdings, Inc. (a)	329,943	22,337,141
Casey's General Stores, Inc.	91,268	18,495,460
Grocery Outlet Holding Corp. (a)	217,203	9,278,912
Kroger Co.	1,615,152	75,007,659
Performance Food Group Co. (a)	374,461	18,614,456
U.S. Foods Holding Corp. (a)	548,052	17,263,638
		171,614,454
Food Products - 2.1%
Bunge Ltd.	345,046	31,858,097
Campbell Soup Co.	477,372	23,558,308
Conagra Brands, Inc.	1,159,283	39,659,071
Darling Ingredients, Inc. (a)	393,986	27,295,350
Flowers Foods, Inc.	461,498	13,111,158
Freshpet, Inc. (a)	111,921	5,981,058
Hormel Foods Corp.	706,046	34,836,310
Ingredion, Inc.	163,106	14,839,384
Kellogg Co.	621,649	45,952,294
Lamb Weston Holdings, Inc.	354,932	28,273,883
McCormick & Co., Inc. (non-vtg.)	617,395	53,929,453
Pilgrim's Pride Corp. (a)	116,482	3,654,040
Post Holdings, Inc. (a)	136,904	11,902,434
Seaboard Corp.	624	2,533,839
The Hershey Co.	359,522	81,956,635
The J.M. Smucker Co.	258,384	34,189,371
Tyson Foods, Inc. Class A	701,609	61,748,608
		515,279,293
Household Products - 0.4%
Church & Dwight Co., Inc.	598,029	52,608,611
Reynolds Consumer Products, Inc. (b)	133,707	3,885,525
Spectrum Brands Holdings, Inc.	98,114	6,822,848
The Clorox Co.	303,494	43,047,589
		106,364,573
Personal Products - 0.0%
Coty, Inc. Class A (a)	853,714	6,249,186
Olaplex Holdings, Inc. (b)	306,028	5,263,682
		11,512,868
TOTAL CONSUMER STAPLES		881,026,517
ENERGY - 4.8%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	2,280,537	58,586,996
Halliburton Co.	2,213,049	64,842,336
NOV, Inc.	963,758	17,935,536
		141,364,868
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP (b)	827,898	8,328,654
Antero Resources Corp. (a)	723,789	28,690,996
APA Corp.	829,970	30,849,985
Cheniere Energy, Inc.	623,789	93,306,359
Chesapeake Energy Corp. (b)	314,044	29,573,523
Continental Resources, Inc.	88,759	6,114,608
Coterra Energy, Inc.	1,957,637	59,884,116
Devon Energy Corp.	1,620,483	101,847,357
Diamondback Energy, Inc.	436,151	55,836,051
DT Midstream, Inc.	238,623	13,131,424
Enviva, Inc.	75,362	5,247,456
EQT Corp.	907,530	39,958,546
Hess Corp.	693,591	78,008,180
HF Sinclair Corp.	369,397	17,664,565
Marathon Oil Corp.	1,737,384	43,087,123
New Fortress Energy, Inc.	118,638	5,809,703
ONEOK, Inc.	1,094,880	65,408,131
Ovintiv, Inc.	636,236	32,505,297
PDC Energy, Inc.	232,965	15,303,471
Phillips 66 Co.	1,185,350	105,496,150
Range Resources Corp. (a)	647,445	21,411,006
Southwestern Energy Co. (a)	2,740,372	19,347,026
Targa Resources Corp.	556,433	38,455,085
Texas Pacific Land Corp. (b)	14,098	25,853,617
The Williams Companies, Inc.	3,000,336	102,281,454
		1,043,399,883
TOTAL ENERGY		1,184,764,751
FINANCIALS - 13.2%
Banks - 3.3%
Bank of Hawaii Corp.	97,368	7,800,150
Bank OZK	288,552	11,570,935
BOK Financial Corp.	72,365	6,370,291
Citizens Financial Group, Inc.	1,202,510	45,659,305
Comerica, Inc.	321,662	25,015,654
Commerce Bancshares, Inc.	269,690	18,740,758
Cullen/Frost Bankers, Inc.	143,621	18,728,178
East West Bancorp, Inc.	348,229	24,995,878
Fifth Third Bancorp	1,678,059	57,255,373
First Citizens Bancshares, Inc.	30,000	22,700,400
First Hawaiian, Inc.	314,496	8,016,503
First Horizon National Corp.	1,303,062	29,136,466
First Republic Bank	440,302	71,641,538
FNB Corp., Pennsylvania	859,229	10,276,379
Huntington Bancshares, Inc.	3,534,441	46,972,721
KeyCorp	2,288,330	41,876,439
M&T Bank Corp.	440,117	78,098,762
PacWest Bancorp	286,145	8,020,644
Pinnacle Financial Partners, Inc.	184,534	14,596,639
Popular, Inc.	184,541	14,333,299
Prosperity Bancshares, Inc.	217,880	16,142,729
Regions Financial Corp.	2,301,978	48,755,894
Signature Bank	152,569	28,312,229
SVB Financial Group (a)	144,549	58,332,749
Synovus Financial Corp.	354,494	14,314,468
Umpqua Holdings Corp.	531,981	9,368,185
Webster Financial Corp.	439,226	20,402,048
Western Alliance Bancorp.	260,339	19,884,693
Wintrust Financial Corp.	147,521	12,692,707
Zions Bancorp NA	366,724	20,004,794
		810,016,808
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	94,504	11,943,416
Ameriprise Financial, Inc.	270,403	72,987,178
Ares Management Corp.	373,533	26,763,639
Bank of New York Mellon Corp.	1,809,360	78,634,786
Blue Owl Capital, Inc. Class A (b)	992,256	11,321,641
Carlyle Group LP	509,793	19,836,046
Cboe Global Markets, Inc.	260,715	32,167,017
Coinbase Global, Inc. (a)(b)	381,697	24,031,643
Evercore, Inc. Class A	93,097	9,306,907
FactSet Research Systems, Inc.	93,465	40,160,041
Franklin Resources, Inc.	702,643	19,287,550
Interactive Brokers Group, Inc.	228,645	13,419,175
Invesco Ltd.	919,466	16,311,327
Janus Henderson Group PLC	339,187	8,740,849
Jefferies Financial Group, Inc.	515,906	16,803,058
KKR & Co. LP	1,408,728	78,128,055
Lazard Ltd. Class A	232,243	8,748,594
LPL Financial	196,043	41,153,347
MarketAxess Holdings, Inc.	91,463	24,766,351
Morningstar, Inc.	61,227	15,634,314
MSCI, Inc.	194,155	93,454,568
NASDAQ, Inc.	282,265	51,061,739
Northern Trust Corp.	506,222	50,510,831
Raymond James Financial, Inc.	479,429	47,209,374
Robinhood Markets, Inc. (a)(b)	1,368,229	12,382,472
SEI Investments Co.	256,534	14,201,722
State Street Corp.	903,643	64,194,799
Stifel Financial Corp.	254,380	15,214,468
T. Rowe Price Group, Inc.	551,207	68,057,528
Tradeweb Markets, Inc. Class A	265,162	18,699,224
Virtu Financial, Inc. Class A	245,177	5,719,979
		1,010,851,638
Consumer Finance - 0.7%
Ally Financial, Inc.	794,800	26,284,036
Credit Acceptance Corp. (a)(b)	17,079	9,835,967
Discover Financial Services	691,259	69,817,159
OneMain Holdings, Inc.	289,557	10,771,520
SLM Corp.	664,017	10,358,665
SoFi Technologies, Inc. (a)(b)	1,957,622	12,352,595
Synchrony Financial	1,230,747	41,205,410
Upstart Holdings, Inc. (a)(b)	180,696	4,396,334
		185,021,686
Diversified Financial Services - 0.4%
Apollo Global Management, Inc.	1,131,090	64,585,239
Equitable Holdings, Inc.	942,957	26,808,268
Voya Financial, Inc. (b)	250,071	15,044,271
		106,437,778
Insurance - 4.3%
AFLAC, Inc.	1,573,480	90,160,404
Alleghany Corp. (a)	32,221	26,984,443
Allstate Corp.	675,076	78,963,640
American Financial Group, Inc.	165,683	22,148,503
Arch Capital Group Ltd. (a)	887,680	39,412,992
Arthur J. Gallagher & Co.	512,473	91,727,542
Assurant, Inc.	133,173	23,409,150
Assured Guaranty Ltd.	151,589	8,851,282
Axis Capital Holdings Ltd.	191,581	9,672,925
Brighthouse Financial, Inc. (a)	184,610	8,015,766
Brown & Brown, Inc.	582,167	37,899,072
Cincinnati Financial Corp.	385,158	37,491,280
CNA Financial Corp.	67,174	2,849,521
Erie Indemnity Co. Class A	61,732	12,553,820
Everest Re Group Ltd.	95,829	25,044,909
Fidelity National Financial, Inc.	659,771	26,364,449
First American Financial Corp.	256,136	14,855,888
Globe Life, Inc.	222,830	22,445,666
Hanover Insurance Group, Inc.	87,152	11,893,633
Hartford Financial Services Group, Inc.	808,435	52,119,804
Kemper Corp.	156,391	7,319,099
Lincoln National Corp.	422,018	21,666,404
Loews Corp.	501,467	29,210,453
Markel Corp. (a)	32,900	42,675,906
Old Republic International Corp.	696,249	16,201,714
Primerica, Inc.	94,146	12,115,649
Principal Financial Group, Inc.	615,857	41,225,468
Prudential Financial, Inc.	924,334	92,424,157
Reinsurance Group of America, Inc.	164,532	19,049,515
RenaissanceRe Holdings Ltd.	107,180	13,859,446
Ryan Specialty Group Holdings, Inc. (b)	202,504	8,756,273
Unum Group	493,187	15,875,690
W.R. Berkley Corp.	506,976	31,701,209
White Mountains Insurance Group Ltd.	7,119	8,823,502
Willis Towers Watson PLC	273,097	56,514,693
		1,060,283,867
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,286,051	16,217,103
Annaly Capital Management, Inc.	3,836,902	26,397,886
Rithm Capital Corp.	1,050,379	11,459,635
Starwood Property Trust, Inc.	719,175	16,986,914
		71,061,538
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	757,982	10,717,865
New York Community Bancorp, Inc.	1,134,261	12,045,852
Rocket Companies, Inc. (b)	290,866	2,769,044
TFS Financial Corp.	123,267	1,805,862
UWM Holdings Corp. Class A (b)	228,894	862,930
		28,201,553
TOTAL FINANCIALS		3,271,874,868
HEALTH CARE - 10.6%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	297,281	42,225,793
Biogen, Inc. (a)	359,092	77,226,326
BioMarin Pharmaceutical, Inc. (a)	454,470	39,107,144
Exact Sciences Corp. (a)(b)	430,476	19,414,468
Exelixis, Inc. (a)	778,042	16,276,639
Horizon Therapeutics PLC (a)	553,028	45,884,733
Incyte Corp. (a)	449,426	34,911,412
Ionis Pharmaceuticals, Inc. (a)	347,770	13,062,241
Mirati Therapeutics, Inc. (a)	105,951	6,823,244
Natera, Inc. (a)	212,441	9,984,727
Neurocrine Biosciences, Inc. (a)	233,372	21,967,306
Novavax, Inc. (a)(b)	192,163	10,474,805
Repligen Corp. (a)	136,178	29,054,938
Sarepta Therapeutics, Inc. (a)	207,207	19,259,891
Seagen, Inc. (a)	334,812	60,259,464
Ultragenyx Pharmaceutical, Inc. (a)	164,419	8,760,244
United Therapeutics Corp. (a)	109,833	25,379,111
		480,072,486
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	110,028	32,239,304
Align Technology, Inc. (a)	193,239	54,294,362
Dentsply Sirona, Inc.	527,627	19,078,992
DexCom, Inc. (a)	964,719	79,184,136
Enovis Corp. (a)	124,657	7,444,516
Envista Holdings Corp. (a)	400,748	16,290,406
Globus Medical, Inc. (a)	193,568	11,360,506
Hologic, Inc. (a)	605,810	43,242,718
ICU Medical, Inc. (a)	49,658	8,797,908
IDEXX Laboratories, Inc. (a)	205,368	81,978,798
Insulet Corp. (a)	169,535	42,010,773
Integra LifeSciences Holdings Corp. (a)	178,320	9,814,733
Masimo Corp. (a)	123,423	17,844,497
Novocure Ltd. (a)(b)	254,407	17,297,132
Penumbra, Inc. (a)	87,811	12,239,097
QuidelOrtho Corp. (a)	121,643	12,412,452
ResMed, Inc.	355,867	85,593,131
STERIS PLC	209,911	47,366,417
Tandem Diabetes Care, Inc. (a)	157,110	10,402,253
Teleflex, Inc.	115,543	27,783,470
The Cooper Companies, Inc.	119,645	39,123,915
Zimmer Biomet Holdings, Inc.	516,730	57,041,825
		732,841,341
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	219,266	18,179,344
agilon health, Inc. (a)(b)	460,764	11,532,923
Amedisys, Inc. (a)	78,730	9,435,791
AmerisourceBergen Corp.	367,458	53,623,146
Cardinal Health, Inc.	671,011	39,965,415
Chemed Corp.	35,967	17,303,364
DaVita HealthCare Partners, Inc. (a)	143,793	12,101,619
Encompass Health Corp.	241,130	12,206,001
Enhabit Home Health & Hospice (a)	120,564	2,111,076
Guardant Health, Inc. (a)	239,958	12,038,693
Henry Schein, Inc. (a)	337,655	26,617,344
Laboratory Corp. of America Holdings	228,185	59,827,825
Molina Healthcare, Inc. (a)	142,521	46,706,982
Oak Street Health, Inc. (a)(b)	286,832	8,303,786
Premier, Inc.	289,872	11,148,477
Quest Diagnostics, Inc.	288,074	39,342,266
Signify Health, Inc. (a)(b)	174,742	2,989,836
Tenet Healthcare Corp. (a)	261,731	17,305,654
Universal Health Services, Inc. Class B	159,849	17,978,217
		418,717,759
Health Care Technology - 0.5%
Certara, Inc. (a)(b)	286,176	6,579,186
Change Healthcare, Inc. (a)	618,862	15,019,781
Definitive Healthcare Corp. (b)	78,325	2,034,884
Doximity, Inc. (a)(b)	236,133	9,993,149
Teladoc Health, Inc. (a)(b)	395,415	14,571,043
Veeva Systems, Inc. Class A (a)	343,203	76,733,327
		124,931,370
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	223,923	8,990,508
Agilent Technologies, Inc.	738,674	99,056,183
Avantor, Inc. (a)	1,501,822	43,582,874
Azenta, Inc.	182,355	12,447,552
Bio-Rad Laboratories, Inc. Class A (a)	52,646	29,653,386
Bio-Techne Corp.	95,782	36,902,889
Bruker Corp.	267,898	18,364,408
Charles River Laboratories International, Inc. (a)	124,163	31,107,798
IQVIA Holdings, Inc. (a)	463,758	111,427,135
Maravai LifeSciences Holdings, Inc. (a)	270,383	7,054,292
Mettler-Toledo International, Inc. (a)	55,107	74,379,571
PerkinElmer, Inc.	310,631	47,579,350
QIAGEN NV (a)	558,568	27,727,316
Sotera Health Co. (a)	243,349	4,672,301
Syneos Health, Inc. (a)	252,307	19,967,576
Waters Corp. (a)	147,493	53,691,877
West Pharmaceutical Services, Inc.	182,374	62,656,411
		689,261,427
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	420,343	47,540,793
Elanco Animal Health, Inc. (a)	1,096,451	22,214,097
Jazz Pharmaceuticals PLC (a)	150,032	23,413,994
Organon & Co.	625,725	19,847,997
Perrigo Co. PLC	330,676	13,845,404
Royalty Pharma PLC	903,927	39,311,785
Viatris, Inc.	2,984,116	28,916,084
		195,090,154
TOTAL HEALTH CARE		2,640,914,537
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	166,336	18,328,564
BWX Technologies, Inc.	224,806	12,742,004
Curtiss-Wright Corp.	94,284	13,524,097
HEICO Corp.	110,712	17,460,390
HEICO Corp. Class A	194,385	24,819,077
Hexcel Corp.	206,329	12,484,968
Howmet Aerospace, Inc.	923,192	34,278,119
Huntington Ingalls Industries, Inc.	96,912	21,014,398
Mercury Systems, Inc. (a)	137,810	8,132,168
Spirit AeroSystems Holdings, Inc. Class A	256,946	8,432,968
Textron, Inc.	529,044	34,726,448
TransDigm Group, Inc. (a)	129,353	80,501,546
Woodward, Inc.	144,924	15,173,543
		301,618,290
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	309,000	34,206,300
Expeditors International of Washington, Inc.	411,149	43,684,581
GXO Logistics, Inc. (a)	260,090	12,484,320
		90,375,201
Airlines - 0.7%
Alaska Air Group, Inc. (a)	304,611	13,503,406
American Airlines Group, Inc. (a)(b)	1,590,445	21,805,001
Copa Holdings SA Class A (a)(b)	76,100	5,115,442
Delta Air Lines, Inc. (a)	1,576,568	50,134,862
JetBlue Airways Corp. (a)	789,749	6,649,687
Southwest Airlines Co. (a)	1,458,554	55,600,078
United Airlines Holdings, Inc. (a)	803,269	29,520,136
		182,328,612
Building Products - 1.7%
A.O. Smith Corp.	315,742	19,976,996
Advanced Drain Systems, Inc.	151,051	17,914,649
Allegion PLC	215,782	22,808,157
Armstrong World Industries, Inc.	114,702	10,248,624
Builders FirstSource, Inc. (a)	423,342	28,787,256
Carlisle Companies, Inc.	126,631	37,495,439
Carrier Global Corp.	2,088,154	84,632,882
Fortune Brands Home & Security, Inc.	321,548	22,405,465
Hayward Holdings, Inc. (a)(b)	171,475	2,001,113
Lennox International, Inc.	79,727	19,097,008
Masco Corp.	580,438	32,144,656
Owens Corning	238,596	22,127,393
The AZEK Co., Inc. (a)	279,116	5,772,119
Trane Technologies PLC	574,728	84,479,269
Trex Co., Inc. (a)(b)	281,322	18,150,895
		428,041,921
Commercial Services & Supplies - 1.3%
Cintas Corp.	215,632	91,749,260
Clean Harbors, Inc. (a)	125,511	12,248,618
Copart, Inc. (a)	524,923	67,242,636
Driven Brands Holdings, Inc. (a)	135,866	4,127,609
IAA, Inc. (a)	329,558	12,434,223
MSA Safety, Inc.	90,896	11,665,593
Republic Services, Inc.	507,957	70,433,318
Rollins, Inc.	570,519	22,004,918
Stericycle, Inc. (a)(b)	225,680	10,577,622
Tetra Tech, Inc.	131,191	20,107,645
		322,591,442
Construction & Engineering - 0.5%
AECOM	328,191	23,629,752
MasTec, Inc. (a)	146,456	11,559,772
MDU Resources Group, Inc.	497,367	14,209,775
Quanta Services, Inc.	350,436	48,615,986
Valmont Industries, Inc.	51,731	14,043,932
Willscot Mobile Mini Holdings (a)	533,495	20,598,242
		132,657,459
Electrical Equipment - 1.4%
Acuity Brands, Inc.	84,875	15,481,200
AMETEK, Inc.	567,533	70,090,326
ChargePoint Holdings, Inc. Class A (a)(b)	489,072	7,389,878
Generac Holdings, Inc. (a)	153,403	41,158,025
Hubbell, Inc. Class B	131,857	28,879,320
nVent Electric PLC	406,756	14,362,554
Plug Power, Inc. (a)(b)	1,278,971	27,293,241
Regal Rexnord Corp.	165,014	22,161,380
Rockwell Automation, Inc.	286,408	73,114,234
Sensata Technologies, Inc. PLC	381,950	16,985,317
Sunrun, Inc. (a)(b)	505,647	16,529,600
Vertiv Holdings Co.	747,471	8,536,119
		341,981,194
Machinery - 3.7%
AGCO Corp.	152,836	16,646,897
Allison Transmission Holdings, Inc.	238,020	9,965,897
Crane Holdings Co.	115,822	11,458,270
Cummins, Inc.	347,153	76,828,430
Donaldson Co., Inc.	303,712	16,524,970
Dover Corp.	354,342	47,368,439
ESAB Corp.	124,807	5,144,545
Flowserve Corp.	320,605	10,849,273
Fortive Corp.	883,544	56,944,411
Gates Industrial Corp. PLC (a)	272,580	3,352,734
Graco, Inc.	413,291	27,756,624
IDEX Corp.	187,085	39,053,994
Ingersoll Rand, Inc.	1,000,469	49,823,356
ITT, Inc.	205,556	15,422,867
Lincoln Electric Holdings, Inc.	137,948	19,511,365
Middleby Corp. (a)	133,876	19,370,518
Nordson Corp.	142,639	32,948,183
Oshkosh Corp.	161,682	13,920,820
Otis Worldwide Corp.	1,042,240	81,471,901
PACCAR, Inc.	840,376	76,911,212
Parker Hannifin Corp.	315,246	91,134,466
Pentair PLC	405,155	19,808,028
Snap-On, Inc.	129,481	29,010,218
Stanley Black & Decker, Inc.	371,394	36,147,778
Timken Co.	153,455	10,032,888
Toro Co.	256,958	22,095,818
Westinghouse Air Brake Tech Co.	445,810	41,669,861
Xylem, Inc.	441,144	40,598,482
		921,772,245
Marine - 0.1%
Kirby Corp. (a)	146,980	9,324,411
Professional Services - 2.0%
Booz Allen Hamilton Holding Corp. Class A	323,266	31,027,071
CACI International, Inc. Class A (a)	57,044	17,243,831
Clarivate Analytics PLC (a)(b)	1,179,743	17,094,476
CoStar Group, Inc. (a)	967,856	70,256,667
Dun & Bradstreet Holdings, Inc.	619,064	9,756,449
Equifax, Inc.	299,356	62,538,462
FTI Consulting, Inc. (a)(b)	82,982	13,572,536
Jacobs Engineering Group, Inc.	314,762	43,216,823
KBR, Inc.	341,337	18,169,369
Leidos Holdings, Inc.	335,444	35,892,508
Manpower, Inc.	129,066	10,120,065
Nielsen Holdings PLC	882,021	21,124,403
Robert Half International, Inc.	265,080	20,978,431
Science Applications International Corp.	137,049	13,275,937
TransUnion Holding Co., Inc.	473,927	37,549,236
Verisk Analytics, Inc.	382,585	72,786,796
		494,603,060
Road & Rail - 0.9%
AMERCO	22,153	11,897,933
Avis Budget Group, Inc. (a)	73,222	13,328,601
Hertz Global Holdings, Inc. (b)	573,668	12,287,969
J.B. Hunt Transport Services, Inc.	205,408	37,645,124
Knight-Swift Transportation Holdings, Inc. Class A	391,083	21,490,011
Landstar System, Inc.	90,760	14,211,201
Old Dominion Freight Lines, Inc.	251,004	76,182,224
Ryder System, Inc.	121,722	9,533,267
Schneider National, Inc. Class B	132,990	3,368,637
XPO Logistics, Inc. (a)	252,043	15,057,049
		215,002,016
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	255,799	9,492,701
Core & Main, Inc. (b)	148,340	3,580,928
Fastenal Co.	1,417,834	72,819,954
MSC Industrial Direct Co., Inc. Class A	113,764	9,403,732
SiteOne Landscape Supply, Inc. (a)	109,549	15,263,462
United Rentals, Inc. (a)	175,988	56,786,048
Univar Solutions, Inc. (a)	412,176	11,145,239
W.W. Grainger, Inc.	112,237	61,004,177
Watsco, Inc.	81,116	22,221,728
WESCO International, Inc. (a)	109,695	14,023,409
		275,741,378
TOTAL INDUSTRIALS		3,716,037,229
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	614,015	71,612,569
Ciena Corp. (a)	372,571	19,224,664
F5, Inc. (a)	148,850	24,911,536
Juniper Networks, Inc.	786,942	22,057,984
Lumentum Holdings, Inc. (a)	169,761	15,356,580
Motorola Solutions, Inc.	405,572	96,765,423
Ubiquiti, Inc. (b)	14,713	4,437,882
ViaSat, Inc. (a)(b)	174,194	5,736,208
		260,102,846
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	1,442,583	111,266,427
Arrow Electronics, Inc. (a)	161,944	20,756,362
Avnet, Inc.	239,001	11,440,978
CDW Corp.	333,001	60,449,672
Cognex Corp.	427,865	21,812,558
Corning, Inc.	1,859,737	68,363,932
II-VI, Inc. (a)	314,096	16,534,013
IPG Photonics Corp. (a)	85,484	9,110,885
Jabil, Inc.	339,457	20,143,378
Keysight Technologies, Inc. (a)	446,422	72,588,217
Littelfuse, Inc.	59,519	16,598,064
National Instruments Corp.	321,990	12,235,620
TD SYNNEX Corp.	104,947	10,538,778
Teledyne Technologies, Inc. (a)	114,048	44,638,387
Trimble, Inc. (a)	614,937	42,695,076
Vontier Corp.	396,241	10,223,018
Zebra Technologies Corp. Class A (a)	128,854	46,089,787
		595,485,152
IT Services - 3.6%
Affirm Holdings, Inc. (a)(b)	432,297	11,602,851
Akamai Technologies, Inc. (a)	390,346	37,559,092
Amdocs Ltd.	301,770	26,272,096
Broadridge Financial Solutions, Inc.	287,358	46,135,327
Cloudflare, Inc. (a)	688,138	34,627,104
Concentrix Corp.	106,287	14,216,949
DXC Technology Co. (a)	602,399	19,035,808
EPAM Systems, Inc. (a)	135,172	47,208,821
Euronet Worldwide, Inc. (a)	118,547	11,649,614
FleetCor Technologies, Inc. (a)	185,308	40,784,438
Gartner, Inc. (a)	192,482	51,100,121
Genpact Ltd.	444,530	21,373,002
Global Payments, Inc.	688,219	84,182,948
Globant SA (a)	100,239	19,971,618
GoDaddy, Inc. (a)	398,608	29,568,741
Jack Henry & Associates, Inc.	178,725	37,133,693
Kyndryl Holdings, Inc. (a)	443,773	4,646,303
MongoDB, Inc. Class A (a)	154,795	48,368,794
Okta, Inc. (a)	305,824	30,108,373
Paychex, Inc.	794,551	101,925,002
Shift4 Payments, Inc. (a)(b)	130,441	4,751,966
SS&C Technologies Holdings, Inc.	549,524	32,515,335
Switch, Inc. Class A	356,021	12,037,070
The Western Union Co.	947,457	16,125,718
Thoughtworks Holding, Inc.	209,625	3,282,728
Toast, Inc. (b)	556,668	8,895,555
Twilio, Inc. Class A (a)	422,414	35,820,707
VeriSign, Inc. (a)	236,114	44,663,324
WEX, Inc. (a)	110,593	18,381,663
Wix.com Ltd. (a)	132,200	7,843,426
		901,788,187
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems LLC (a)	117,524	2,918,121
Cirrus Logic, Inc. (a)	140,359	11,995,080
Enphase Energy, Inc. (a)	322,363	91,609,117
Entegris, Inc.	365,469	40,165,043
First Solar, Inc. (a)	261,600	25,942,872
GlobalFoundries, Inc. (b)	153,845	7,919,941
Lattice Semiconductor Corp. (a)	334,149	20,550,164
Microchip Technology, Inc.	1,325,388	91,266,218
MKS Instruments, Inc.	136,657	16,152,857
Monolithic Power Systems, Inc.	111,751	51,932,925
onsemi (a)	1,068,608	71,361,642
Qorvo, Inc. (a)	266,298	27,713,633
Skyworks Solutions, Inc.	396,049	43,121,815
Teradyne, Inc.	394,099	39,760,648
Universal Display Corp.	106,961	12,349,717
Wolfspeed, Inc. (a)(b)	284,528	23,701,182
		578,460,975
Software - 6.3%
Alteryx, Inc. Class A (a)	146,020	7,071,749
ANSYS, Inc. (a)	214,222	59,765,796
AppLovin Corp. (a)(b)	553,943	19,687,134
Aspen Technology, Inc. (a)	68,761	14,033,432
Avalara, Inc. (a)	213,398	18,655,253
Bentley Systems, Inc. Class B (b)	415,149	16,439,900
Bill.Com Holdings, Inc. (a)	240,279	32,456,887
Black Knight, Inc. (a)	380,559	24,995,115
Cadence Design Systems, Inc. (a)	672,001	125,045,946
CCC Intelligent Solutions Holdings, Inc. Class A (a)	416,372	4,159,556
Ceridian HCM Holding, Inc. (a)	336,977	18,456,230
Citrix Systems, Inc.	310,278	31,465,292
Confluent, Inc. (a)	305,827	7,783,297
Coupa Software, Inc. (a)	185,264	12,119,971
Crowdstrike Holdings, Inc. (a)	517,865	95,080,014
Datadog, Inc. Class A (a)	636,557	64,935,180
DocuSign, Inc. (a)	486,495	31,125,950
Dolby Laboratories, Inc. Class A	158,102	12,237,095
DoubleVerify Holdings, Inc. (a)	155,871	3,574,122
Dropbox, Inc. Class A (a)	690,194	15,695,012
Dynatrace, Inc. (a)	489,763	18,429,782
Elastic NV (a)	187,746	14,999,028
Fair Isaac Corp. (a)	62,080	28,682,822
Five9, Inc. (a)	170,070	18,387,968
Fortinet, Inc. (a)	1,615,294	96,352,287
Guidewire Software, Inc. (a)	205,926	16,004,569
HubSpot, Inc. (a)	112,138	34,538,504
Informatica, Inc. (b)	89,436	2,048,084
Jamf Holding Corp. (a)(b)	160,582	3,924,624
Mandiant, Inc. (a)	565,500	12,882,090
Manhattan Associates, Inc. (a)	154,534	21,738,298
nCino, Inc. (a)(b)	138,683	4,478,074
NCR Corp. (a)	312,993	10,156,623
New Relic, Inc. (a)(b)	127,038	7,707,395
NortonLifeLock, Inc.	1,390,232	34,102,391
Nutanix, Inc. Class A (a)	518,448	7,844,118
Palantir Technologies, Inc. (a)(b)	4,454,730	46,106,456
Paycom Software, Inc. (a)	126,078	41,667,518
Paycor HCM, Inc. (b)	116,252	3,102,766
Paylocity Holding Corp. (a)	97,761	20,131,923
Pegasystems, Inc.	101,784	4,086,628
Procore Technologies, Inc. (a)(b)	171,988	8,891,780
PTC, Inc. (a)	259,369	32,000,947
RingCentral, Inc. (a)	207,594	10,273,827
SentinelOne, Inc. (b)	422,140	10,490,179
Smartsheet, Inc. (a)	308,855	9,284,181
Splunk, Inc. (a)	396,379	41,187,742
Synopsys, Inc. (a)	375,562	138,019,034
Teradata Corp. (a)	256,628	9,826,286
The Trade Desk, Inc. (a)	1,080,823	48,637,035
Tyler Technologies, Inc. (a)	101,337	40,433,463
UiPath, Inc. Class A (a)	918,780	16,841,237
Unity Software, Inc. (a)(b)	512,920	19,178,079
Zendesk, Inc. (a)	299,319	22,574,639
Zoom Video Communications, Inc. Class A (a)	621,988	64,599,674
Zscaler, Inc. (a)(b)	204,973	31,783,113
		1,566,176,095
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc.	658,637	29,678,183
Hewlett Packard Enterprise Co.	3,198,854	45,551,681
HP, Inc.	2,595,842	86,675,164
NetApp, Inc.	547,894	39,081,279
Pure Storage, Inc. Class A (a)	692,777	19,640,228
Western Digital Corp. (a)	771,973	37,903,874
		258,530,409
TOTAL INFORMATION TECHNOLOGY		4,160,543,664
MATERIALS - 6.3%
Chemicals - 3.2%
Albemarle Corp.	288,264	70,425,778
Ashland Global Holdings, Inc.	124,716	12,530,217
Axalta Coating Systems Ltd. (a)	543,668	13,711,307
Celanese Corp. Class A	266,688	31,338,507
CF Industries Holdings, Inc.	512,693	48,957,055
Corteva, Inc.	1,784,925	102,722,434
DuPont de Nemours, Inc.	1,254,067	76,786,522
Eastman Chemical Co.	316,322	30,344,769
Element Solutions, Inc.	568,299	11,229,588
FMC Corp.	310,184	34,461,442
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	2,020,691	5,779,176
Huntsman Corp.	490,239	14,197,321
International Flavors & Fragrances, Inc.	627,723	77,869,038
LyondellBasell Industries NV Class A	632,934	56,407,078
NewMarket Corp.	14,907	4,633,096
Olin Corp.	344,520	18,008,060
PPG Industries, Inc.	580,414	75,041,726
RPM International, Inc.	314,266	28,409,646
The Chemours Co. LLC	380,070	13,526,691
The Mosaic Co.	890,428	46,889,938
The Scotts Miracle-Gro Co. Class A	99,375	8,839,406
Valvoline, Inc.	441,120	14,212,886
Westlake Corp.	81,260	7,909,848
		804,231,529
Construction Materials - 0.5%
Eagle Materials, Inc.	96,483	12,200,275
Martin Marietta Materials, Inc.	153,166	53,926,685
Vulcan Materials Co.	326,067	53,908,657
		120,035,617
Containers & Packaging - 1.5%
Amcor PLC	3,694,059	47,838,064
Aptargroup, Inc.	161,231	17,374,253
Ardagh Group SA	38,734	518,261
Ardagh Metal Packaging SA (b)	367,190	2,482,204
Avery Dennison Corp.	200,507	38,188,563
Ball Corp.	772,738	56,734,424
Berry Global Group, Inc. (a)	321,141	18,513,779
Crown Holdings, Inc.	290,503	29,538,345
Graphic Packaging Holding Co.	753,055	16,755,474
International Paper Co.	911,443	38,982,417
Packaging Corp. of America	227,551	31,995,946
Sealed Air Corp.	358,912	21,936,701
Silgan Holdings, Inc.	207,049	9,213,681
Sonoco Products Co.	239,601	15,212,267
WestRock Co.	624,091	26,436,495
		371,720,874
Metals & Mining - 1.0%
Alcoa Corp.	453,796	23,093,678
Cleveland-Cliffs, Inc. (a)	1,276,403	22,605,097
MP Materials Corp. (a)(b)	223,408	7,499,807
Nucor Corp.	654,848	88,928,358
Reliance Steel & Aluminum Co.	151,777	28,875,574
Royal Gold, Inc.	161,364	16,906,106
SSR Mining, Inc. (b)	522,016	8,592,383
Steel Dynamics, Inc.	440,611	34,314,785
United States Steel Corp.	635,891	15,038,822
		245,854,610
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	200,442	12,754,124
TOTAL MATERIALS		1,554,596,754
REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 8.1%
Alexandria Real Estate Equities, Inc.	398,985	66,143,733
American Campus Communities, Inc.	341,052	22,277,517
American Homes 4 Rent Class A	746,874	28,291,587
Americold Realty Trust	661,839	21,675,227
Apartment Income (REIT) Corp.	386,246	17,512,394
AvalonBay Communities, Inc.	344,019	73,599,425
Boston Properties, Inc.	385,936	35,181,926
Brixmor Property Group, Inc.	734,437	17,024,250
Camden Property Trust (SBI)	255,283	36,020,431
Cousins Properties, Inc.	365,315	11,269,968
CubeSmart	550,409	25,247,261
Douglas Emmett, Inc.	416,173	9,838,330
Duke Realty Corp.	944,551	59,091,111
EastGroup Properties, Inc.	101,285	17,273,144
EPR Properties	182,287	9,808,863
Equity Lifestyle Properties, Inc.	437,341	32,153,310
Equity Residential (SBI)	912,092	71,498,892
Essex Property Trust, Inc.	160,053	45,859,986
Extra Space Storage, Inc.	326,328	61,845,683
Federal Realty Investment Trust (SBI)	194,004	20,488,762
First Industrial Realty Trust, Inc.	324,372	16,851,125
Gaming & Leisure Properties	582,563	30,287,450
Healthcare Trust of America, Inc.	933,626	24,507,683
Healthpeak Properties, Inc.	1,327,961	36,691,562
Highwoods Properties, Inc. (SBI)	255,784	9,098,237
Host Hotels & Resorts, Inc.	1,743,282	31,047,852
Hudson Pacific Properties, Inc.	345,843	5,201,479
Invitation Homes, Inc.	1,502,963	58,660,646
Iron Mountain, Inc.	710,870	34,470,086
JBG SMITH Properties	284,121	7,228,038
Kilroy Realty Corp.	286,169	15,504,636
Kimco Realty Corp.	1,487,353	32,885,375
Lamar Advertising Co. Class A	212,910	21,516,685
Life Storage, Inc.	207,145	26,077,484
Medical Properties Trust, Inc.	1,462,393	25,211,655
Mid-America Apartment Communities, Inc.	282,746	52,514,415
National Retail Properties, Inc.	431,995	20,567,282
National Storage Affiliates Trust	209,033	11,463,370
Omega Healthcare Investors, Inc.	578,670	17,938,770
Park Hotels & Resorts, Inc.	569,630	8,880,532
Rayonier, Inc.	358,760	13,543,190
Realty Income Corp.	1,482,892	109,719,179
Regency Centers Corp.	421,965	27,187,205
Rexford Industrial Realty, Inc.	406,727	26,604,013
SBA Communications Corp. Class A	262,669	88,201,624
Simon Property Group, Inc.	803,493	87,291,480
SL Green Realty Corp.	154,875	7,689,544
Spirit Realty Capital, Inc.	329,521	14,610,961
Store Capital Corp.	625,585	18,154,477
Sun Communities, Inc.	295,447	48,441,490
UDR, Inc.	781,311	37,815,452
Ventas, Inc.	983,267	52,880,099
VICI Properties, Inc.	2,369,310	81,006,709
Vornado Realty Trust	434,450	13,202,936
Welltower, Inc.	1,119,470	96,655,040
Weyerhaeuser Co.	1,833,568	66,595,190
WP Carey, Inc.	465,537	41,572,454
		1,999,877,205
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	812,517	69,567,706
Howard Hughes Corp. (a)	94,820	6,721,790
Jones Lang LaSalle, Inc. (a)	121,688	23,202,251
Opendoor Technologies, Inc. (a)(b)	1,133,671	5,566,325
WeWork, Inc. (a)(b)	319,937	1,526,099
Zillow Group, Inc.:
Class A (a)	143,189	5,011,615
Class C (a)(b)	403,759	14,083,114
		125,678,900
TOTAL REAL ESTATE		2,125,556,105
UTILITIES - 5.7%
Electric Utilities - 2.7%
Alliant Energy Corp.	617,321	37,613,369
Avangrid, Inc. (b)	174,520	8,504,360
Constellation Energy Corp.	804,342	53,167,006
Edison International	926,084	62,760,713
Entergy Corp.	500,008	57,565,921
Evergy, Inc.	547,478	37,370,848
Eversource Energy	848,842	74,884,841
FirstEnergy Corp.	1,337,514	54,971,825
Hawaiian Electric Industries, Inc.	267,850	11,330,055
IDACORP, Inc.	123,914	13,843,672
NRG Energy, Inc.	581,074	21,935,544
OGE Energy Corp.	491,707	20,199,324
PG&E Corp. (a)	3,820,527	41,490,923
Pinnacle West Capital Corp.	277,982	20,423,338
PPL Corp.	1,815,196	52,785,900
Xcel Energy, Inc.	1,343,382	98,308,695
		667,156,334
Gas Utilities - 0.3%
Atmos Energy Corp.	339,847	41,254,027
National Fuel Gas Co.	215,817	15,612,202
UGI Corp.	515,510	22,249,412
		79,115,641
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	314,418	12,300,032
The AES Corp.	1,643,060	36,508,793
Vistra Corp.	1,049,761	27,136,322
		75,945,147
Multi-Utilities - 2.0%
Ameren Corp.	633,930	59,031,562
CenterPoint Energy, Inc.	1,551,906	49,179,901
CMS Energy Corp.	713,073	49,009,507
Consolidated Edison, Inc.	874,169	86,778,757
DTE Energy Co.	475,164	61,913,869
NiSource, Inc.	999,951	30,398,510
Public Service Enterprise Group, Inc.	1,226,515	80,545,240
WEC Energy Group, Inc.	777,342	80,695,873
		497,553,219
Water Utilities - 0.4%
American Water Works Co., Inc.	448,135	69,658,104
Essential Utilities, Inc.	569,835	29,597,230
		99,255,334
TOTAL UTILITIES		1,419,025,675
TOTAL COMMON STOCKS (Cost $21,180,140,610)		24,751,135,266

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $5,966,195)	6,000,000	5,917,452

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	25,258,836	25,263,888
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	808,160,720	808,241,536
TOTAL MONEY MARKET FUNDS (Cost $833,501,508)		833,505,424

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $22,019,608,313)	25,590,558,142
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(782,394,574)
NET ASSETS - 100.0%	24,808,163,568

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	175	Sep 2022	44,002,000	3,498,950	3,498,950

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,365,009.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	38,224,389	1,471,691,121	1,484,651,622	233,303	-	-	25,263,888	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	616,968,030	837,646,695	646,373,189	2,395,717	-	-	808,241,536	2.2%
Total	655,192,419	2,309,337,816	2,131,024,811	2,629,020	-	-	833,505,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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